Fair value estimate (Tables)	12 Months Ended
Dec. 31, 2017
Fair value estimate
Schedule of assets and liabilities measured and recognized at fair value

	December 31, 2017			December 31, 2016
	Level 2	Level 3	Total	Level 2	Level 3	Total
Financial assets
Derivative financial instruments	289	270	559	405	315	720

Total	289	270	559	405	315	720

Financial liabilities
Derivative financial instruments	581	209	790	1,190	449	1,639
Participative stockholders’ debentures	1,233	—	1,233	775	—	775

Total	1,814	209	2,023	1,965	449	2,414

Schedule of changes in Level 3 assets and liabilities
	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2016	315	449

Gain recognized in income statement	(45)	(240)

Balance at December 31, 2017	270	209

Schedule of fair value and carrying amounts of non-current loans
Financial liabilities	Balance	Fair value	Level 1	Level 2
December 31, 2017
Debt principal	21,955	23,088	14,935	8,153

December 31, 2016
Debt principal	28,691	27,375	13,874	13,501